UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Kimberly A. Plante, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September  30, 2007

Item 1. Schedule of Investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - First Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.0%	Shares	Value
Automobiles - 11.1%
General Motors Corp.	10,168	$373,166
Chemicals - 9.4%
E.I. Du Pont de Nemours & Co.	6,349	314,656
Diversified Financial Services - 16.4%
Citigroup, Inc.	5,572	260,045
JPMorgan Chase & Co.	6,365	291,644
		551,689
Diversified Telecommunication Services - 22.1%
AT&T Inc.	8,770	371,059
Verizon Communications, Inc.	8,341	369,339
		740,398
Food Products - 2.6%
Kraft Foods, Inc.	2,514	86,758
Industrial Conglomerates - 10.2%
General Electric Co.	8,305	343,827
Pharmaceuticals - 19.7%
Merck & Co., Inc.	7,150	369,585
Pfizer, Inc.	11,943	291,767
		661,352
Tobacco - 7.5%
Altria Group, Inc.	3,611	251,073

Total Common Stocks (Cost $2,785,371)		$3,322,919

	Face	Fair
Repurchase Agreements - 2.2%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$74,000	$74,000
Repurchase price $74,022
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $75,100
Total Repurchase Agreements (Cost $74,000)		$74,000

Total Investments - 101.2% (Cost $2,859,371) (a)		$3,396,919
Liabilities in Excess of Other Assets - (1.2%)		(39,026)
Net Assets - 100.0%		$3,357,893

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 10 - Second Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.5%	Shares	Value
Automobiles - 10.8%
General Motors Corp.	12,755	$468,109
Beverages - 10.9%
The Coca-Cola Co.	8,189	470,622
Chemicals - 9.1%
E.I. Du Pont de Nemours & Co.	7,978	395,390
Diversified Financial Services - 8.3%
Citigroup, Inc.	7,663	357,632
Diversified Telecommunication Services - 20.5%
AT&T Inc.	10,058	425,554
Verizon Communications, Inc.	10,485	464,276
		889,830
Food Products - 2.5%
Kraft Foods, Inc.	3,183	109,845
Industrial Conglomerates - 10.6%
General Electric Co.	11,081	458,753
Pharmaceuticals - 19.5%
Merck & Co., Inc.	8,964	463,349
Pfizer, Inc.	15,505	378,787
		842,136
Tobacco - 7.3%
Altria Group, Inc.	4,521	314,345

Total Common Stocks (Cost $3,561,494)		$4,306,662

	Face	Fair
Repurchase Agreements - 0.2%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$9,000	$9,000
Repurchase price $9,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $9,134
Total Repurchase Agreements (Cost $9,000)		$9,000

Total Investments - 99.7% (Cost $3,570,494) (a)		$4,315,662
Other Assets in Excess of Liabilities - 0.3%		12,174
Net Assets - 100.0%		$4,327,836

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 10 - Third Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.0%	Shares	Value
Chemicals - 9.6%
E.I. Du Pont de Nemours & Co.	8,810	$436,624
Diversified Financial Services - 18.3%
Citigroup, Inc.	8,732	407,522
JPMorgan Chase & Co.	9,243	423,514
		831,036
Diversified Telecommunication Services - 20.6%
AT&T Inc.	10,789	456,483
Verizon Communications, Inc.	10,873	481,456
		937,939
Industrial Conglomerates - 10.6%
General Electric Co.	11,696	484,214
Pharmaceuticals - 19.6%
Merck & Co., Inc.	8,991	464,745
Pfizer, Inc.	17,514	427,867
		892,612
Medical Products- 10.5%
Johnson & Johnson	7,266	477,376
Tobacco - 9.8%
Altria Group, Inc.	6,382	443,741

Total Common Stocks (Cost $3,924,138)		$4,503,542

	Face	Fair
Repurchase Agreements - 1.7%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$77,000	$77,000
Repurchase price $77,023
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $78,145
Total Repurchase Agreements (Cost $77,000)		$77,000

Total Investments - 100.7% (Cost $4,001,138) (a)		$4,580,542
Liabilities in Excess of Other Assets - (0.7%)		(31,929)
Net Assets - 100.0%		$4,548,613

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 10 - Fourth Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.3%	Shares	Value
Automobiles - 9.8%
General Motors Corp.	6,990	$256,533
Chemicals - 10.3%
E.I. Du Pont de Nemours & Co.	5,428	269,012
Diversified Financial Services - 17.0%
Citigroup, Inc.	4,683	218,555
JPMorgan Chase & Co.	4,951	226,855
		445,410
Diversified Telecommunication Services - 22.2%
AT&T, Inc.	7,143	302,220
Verizon Communications, Inc.	6,264	277,370
		579,590
Food Products - 2.5%
Kraft Foods, Inc.	1,880	64,879
Industrial Conglomerates - 10.4%
General Electric Co.	6,587	272,702
Pharmaceuticals - 18.6%
Merck & Co., Inc.	5,551	286,931
Pfizer, Inc.	8,199	200,301
		487,232
Media - 0.4%
Idearc, Inc.	323	10,165
Tobacco - 8.1%
Altria Group, Inc.	3,039	211,302

Total Common Stocks (Cost $2,141,721)		$2,596,825

	Face	Fair
Repurchase Agreements - 0.6%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$17,000	$17,000
Repurchase price $17,005
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $17,253
Total Repurchase Agreements (Cost $17,000)		$17,000

Total Investments - 99.9% (Cost $2,158,721) (a)		$2,613,825
Other Assets in Excess of Liabilities - 0.1%		1,754
Net Assets - 100.0%		$2,615,579

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 5 - First Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.7%	Shares	Value
Automobiles - 21.3%
General Motors Corp.	12,022	$441,207
Diversified Telecommunication Services - 42.2%
AT&T Inc.	10,370	438,755
Verizon Communications, Inc.	9,865	436,822
		875,577
Industrial Conglomerates - 19.6%
General Electric Co.	9,822	406,631
Pharmaceuticals - 16.6%
Pfizer, Inc.	14,120	344,952

Total Common Stocks (Cost $1,685,135)		$2,068,367

	Face	Fair
Repurchase Agreements - 0.5%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$11,000	$11,000
Repurchase price $11,003
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $11,164
Total Repurchase Agreements (Cost $11,000)		$11,000

Total Investments - 100.2% (Cost $1,696,135) (a)		$2,079,367
Liabilities in Excess of Other Assets - (0.2%)		(5,456)
Net Assets - 100.0%		$2,073,911

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 5 - Second Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Automobiles - 21.2%
General Motors Corp.	13,983	$513,176
Industrial Conglomerates - 20.8%
General Electric Co.	12,149	502,969
Diversified Telecommunication Services - 40.4%
AT&T Inc.	11,027	466,552
Verizon Communications, Inc.	11,497	509,087
		975,639
Pharmaceuticals - 17.2%
Pfizer, Inc.	16,999	415,286

Total Common Stocks (Cost $2,075,999)		$2,407,070

	Face	Fair
Repurchase Agreements - 1.0%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$25,000	$25,000
Repurchase price $25,008
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $25,372
Total Repurchase Agreements (Cost $25,000)		$25,000

Total Investments - 100.6% (Cost $2,100,999) (a)		$2,432,070
Liabilities in Excess of Other Assets - (0.6)%		(14,883)
Net Assets - 100.0%		$2,417,187

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 5 - Third Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 100.9%	Shares	Value
Diversified Telecommunication Services - 41.6%
AT&T Inc.	9,552	$404,145
Verizon Communications, Inc.	9,626	426,240
		830,385
Diversified Financial Services - 18.8%
JPMorgan Chase & Co.	8,182	374,899
Industrial Conglomerates - 21.5%
General Electric Co.	10,353	428,614
Pharmaceuticals - 19.0%
Pfizer, Inc.	15,500	378,665

Total Common Stocks (Cost $1,838,752)		$2,012,563

	Face	Fair
Repurchase Agreements - 1.4%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$29,000	$29,000
Repurchase price $29,009
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $29,431
Total Repurchase Agreements (Cost $29,000)		$29,000

Total Investments - 102.3% (Cost $1,867,752) (a)		$2,041,563
Liabilities in Excess of Other Assets - (2.3%)		(46,303)
Net Assets - 100.0%		$1,995,260

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target Variable Fund LLC
Dow Target 5 - Fourth Quarter Portfolio
September 30, 2007 (Unaudited)

		Fair
Common Stocks - 99.7%	Shares	Value
Automobiles - 19.4%
General Motors Corp.	7,966	$292,352
Diversified Telecommunication Services - 43.8%
AT&T Inc.	8,133	344,107
Verizon Communications, Inc.	7,135	315,938
		660,045
Industrial Conglomerates - 20.6%
General Electric Co.	7,504	310,666
Media - 0.8%
Idearc, Inc.	367	11,549
Pharmaceuticals - 15.1%
Pfizer, Inc.	9,342	228,225

Total Common Stocks (Cost $1,242,345)		$1,502,837

	Face	Fair
Repurchase Agreements - 0.5%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$7,000	$7,000
Repurchase price $7,002
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $7,104
Total Repurchase Agreements (Cost $7,000)		$7,000

Total Investments - 100.2% (Cost $1,249,345) (a)		$1,509,837
Liabilities in Excess of Other Assets - (0.2%)		(3,261)
Net Assets - 100.0%		$1,506,576

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The Dow® Target  Variable  Fund  LLC

Notes to Schedule of Investments	September 30, 2007 (Unaudited)

(1)   Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company.  Its “Dow Target 10” Portfolios are four non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (“DJIASM”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.  These ten companies are popularly known as the “Dogs of the Dow.”  The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income.  The Fund may or may not achieve that objective.  The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM.  The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law.  The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”).  Portfolio membership interests are not offered directly to the public.  Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)   Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge.  They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order.  The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio.  The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded.  This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.  The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements.  Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned.  Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.

The Dow® Target  Variable  Fund  LLC

Notes to Schedule of Investments	September 30, 2007 (Unaudited)

The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes
The Fund is a single-member limited liability company that is taxed as a division of ONLIC.  Income and losses of the Portfolios are included in the taxable income or loss of ONLIC.  Accordingly, the Portfolios have no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio.  Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronoucements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted the standard on June 29, 2007 as required.  The adoption of FIN 48 has had no impact on the current financial statements for any of the Fund’s Portfolios.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3)   Unrealized Appreciation (Depreciation) on Investments

Notes to Schedule of Investments	September 30, 2007 (Unaudited)

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of September 30, 2007 were as follows:

	Dow Target 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$579,058	$801,135	$610,507	$471,358
Depreciation	(41,510)	(55,967)	(31,103)	(16,254)
Net unrealized:
Appreciation (depreciation)	$537,548	$745,168	$579,404	$455,104

	Dow Target 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$407,209	$358,998	$200,917	$272,762
Depreciation	(23,977)	(27,927)	(27,106)	(12,270)
Net unrealized:
Appreciation (depreciation)	$383,232	$331,071	$173,811	$260,492

“Dow Jones Industrial AverageSM”, “DJIASM”, “Dow IndustrialsSM”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, ONI and the Fund.  The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLIC, ONI or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLIC, ONI, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ONI, ONLIC, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN.  DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI, AND/OR ONLIC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Dow Target Variable Fund LLC

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Manager

Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Manager

Date    November 27, 2007

By (Signature and Title)   /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date    November 27, 2007